Prepaid Expenses and Other (Tables)	12 Months Ended
Jun. 30, 2021
Prepaid And Other Expenses [Abstract]
Summary of Detailed Information about Prepaid and Other Expenses	The Company’s prepaid expenses and other are comprised of the following:

	June 30, 2021	June 30, 2020
Prepaid expenses	$4,234	$2,542
Transaction costs on term loan	1,568	—

	$5,802	$2,542